UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2012

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Smart Portfolios, LLC.
Address:	17865 Ballinger Way NE
		Seattle, Washingtton 98155

13F File Number: 028-14414

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Ron Thompson
Title:	Chief Compliance Officer
Phone:	206-686-4840
Signature, Place and Date of Signing:

	Ron Thompson	 Seattle, Washington	June 30, 2012

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	28
Form 13F Information Table Value Total:	$130748

List of Other Included Managers:


Form 13F Information Table

                                                                             InvestmenOther   Voting Authority
Description                      Title OfCUSIP      Value (x$1SharesSH/PPut/C Discreti ManagerSole Shared None
Consumer Staples Select Sect. SPDETF     81369Y308         420    12SH       Sole                 0     12    0
Financial Select Sector SPDR (ETFETF     81369Y605        4657   318SH       Sole                73    239    6
Health Care SPDR (ETF)           ETF     81369Y209        4659   123SH       Sole                28     92    2
Industrial SPDR (ETF)            ETF     81369Y704        4625   130SH       Sole                30     98    2
PowerShares DB US Dollar Index BuETF     73936D107        5787   258SH       Sole                63    190    5
PowerShares Preferred Portfolio(EETF     73936T565         369    25SH       Sole                 0     25    0
PowerShares QQQ Trust, Series 1 (ETF     73936T474        9099   142SH       Sole                34    105    3
SPDR DJ Global Titans (ETF)      ETF     78464A706         218     4SH       Sole                 0      4    0
SPDR Gold Trust (ETF)            ETF     78463V107        8000    52SH       Sole                14     37    1
SPDR S&P 500 ETF                 ETF     78462F103         427     3SH       Sole                 0      3    0
SPDR S&P Dividend (ETF)          ETF     78464A763         210     4SH       Sole                 0      4    0
United States Oil Fund LP (ETF)  ETF     91232N108        2983   100SH       Sole                56     39    4
Utilities SPDR (ETF)             ETF     81369Y886        9309   252SH       Sole                61    186    5
Vanguard Dividend Appreciation ETETF     921908844         418     7SH       Sole                 0      7    0
iPath Dow Jones-UBS Commodity IndETF     06738C778         226     6SH       Sole                 0      6    0
iShares Barclays 20+ Yr Treas.BonETF     464287432         441     4SH       Sole                 0      4    0
iShares Dow Jones US Healthcare (ETF     464287762         217     3SH       Sole                 0      3    0
iShares Dow Jones US Utilities (EETF     464287697         424     5SH       Sole                 0      5    0
iShares IBoxx $ Invest Grade CorpETF     464287242        9259    79SH       Sole                18     59    1
iShares Lehman 1-3 Year Treas.BonETF     464287457       22719   269SH       Sole                67    195    7
iShares Lehman Aggregate Bond (ETETF     464287226        8947    80SH       Sole                19     60    2
iShares MSCI Australia Index FundETF     464286103        4680   214SH       Sole                52    158    4
iShares MSCI Brazil Index (ETF)  ETF     464286400        6363   123SH       Sole                41     79    3
iShares MSCI EAFE Index Fund (ETFETF     464287465        4741    95SH       Sole                22     72    2
iShares MSCI South Korea Index FuETF     464286772        4462    81SH       Sole                19     60    2
iShares Russell 2000 Value Index ETF     464287630        4670    66SH       Sole                15     50    1
iShares Russell Midcap Growth IdxETF     464287481        4658    79SH       Sole                18     59    1
iShares S&P Latin America 40 IndeETF     464287390        7760   187SH       Sole                45    139    4